Reinsurance - Schedule of reinsurance assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Assets:
Reinsurance assets, net of allowance for credit losses and disputes	$ 2,517	$ 3,101	$ 3,140	$ 3,155
Total Assets	29,361	37,203
Liabilities:
Future policy benefits for life and accident and health insurance contracts	50,518	64,270	65,182
Policyholder contract deposits	156,058	151,545	148,421	148,421
Other Policyholder Funds	2,885	2,879	2,740
Total Liabilities	209,461	218,694
Fortitude RE
Assets:
Reinsurance assets, net of allowance for credit losses and disputes	$ 26,844	$ 34,102	$ 36,824	$ 15